J. & W. Seligman & Co.

Incorporated

March 9, 2009

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:	Seligman Global Fund Series, Inc. (the “Fund”)
Post-Effective Amendment No. 48
File Nos. 33-44186 and 811-6485

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund’s Prospectuses and Statement of Additional Information, dated March 2, 2009, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 48 to the Fund’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on March 2, 2009.

If you have any questions, please do not hesitate to call me at (212) 850-1393.

Very truly yours,

/s/Christine Brennan

Christine Brennan

Senior Paralegal

Law and Regulation

100 Park Avenue • New York, New York 10017 • (212) 850-1864